Buffalo International Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Face Amount			$ Fair Value*
		COMMON STOCKS - 90.75%
		Belgium - 0.34%
		Beverages - 0.34%
45,000		Anheuser-Busch InBev SA/NV	2,550,491
		Total Belgium (Cost $2,291,611)	2,550,491

		Bermuda - 0.29%
		Machinery - 0.29%
1,000,000		AutoStore Holdings Ltd.(a)	2,188,991
		Total Bermuda (Cost $3,030,182)	2,188,991

		Canada - 5.13%
		Chemicals - 1.03%
130,000		NUTRIEN Ltd.	7,676,500

		Commercial Services & Supplies - 1.04%
200,000		GFL Environmental, Inc. - ADR	7,760,000

		Road & Rail - 1.50%
92,000		Canadian National Railway Co. - ADR	11,138,440

		Software - 1.56%
5,500		Constellation Software Inc/Canada(a)	11,395,494
16,502		Lumine Group, Inc.(a)	226,338
			11,621,832
		Total Canada (Cost $29,746,806)	38,196,772

		Cayman Islands - 0.62%
		Textiles, Apparel & Luxury Goods - 0.62%
850,000		Li Ning Co Ltd.	4,590,155
		Total Cayman Islands (Cost $5,693,055)	4,590,155

		China - 0.55%
		Commercial Banks - 0.55%
900,000		China Merchants Bank Co., Ltd.	4,104,982
		Total China (Cost $4,914,629)	4,104,982

		Denmark - 1.98%
		Pharmaceuticals - 1.98%
15,000		Novo Nordisk A/S	2,423,098
76,000		Novo Nordisk A/S - ADR - ADR	12,299,080
			14,722,178
		Total Denmark (Cost $5,103,075)	14,722,178

		France - 15.68%
		Aerospace & Defense - 1.61%
80,000		Thales SA	11,986,342

		Beverages - 1.11%
37,500		Pernod Ricard SA	8,286,573

		Chemicals - 1.35%
56,168		Air Liquide SA	10,072,918

		Construction & Engineering - 1.42%
91,000		Vinci SA	10,573,807

		Electrical Equipment - 2.17%
89,000		Schneider Electric SE	16,169,268

		IT Services - 0.97%
37,929		Capgemini SE	7,181,592

		Life Sciences Tools & Services - 0.77%
23,000		Sartorius Stedim Biotech	5,744,353

		Pharmaceuticals - 1.47%
166,587		Sanofi - ADR	8,979,039
18,000		Sanofi	1,937,809
			10,916,848
		Professional Services - 1.22%
330,500		Bureau Veritas SA	9,067,303

		Software - 0.83%
140,000		Dassault Systemes SE	6,203,552

		Textiles, Apparel & Luxury Goods - 2.76%
14,800		Kering SA	8,172,566
13,100		LVMH Moet Hennessy Louis Vuitton SE	12,352,182
			20,524,748
		Total France (Cost $68,570,589)	116,727,304

		Germany - 12.42%
		Capital Markets - 0.58%
142,000		DWS Group GmbH & Co KGaA	4,348,956

		Chemicals - 1.00%
71,000		Symrise AG	7,444,546

		Electrical Equipment - 0.05%
19,100		Siemens Energy AG(a)	337,723

		Electronic Equipment, Instruments & Components - 0.86%
185,211		Jenoptik AG	6,363,013

		Health Care Equipment & Supplies - 0.81%
55,525		Carl Zeiss Meditec AG	6,004,735

		Health Care Providers & Services - 0.29%
78,900		Fresenius SE & Co. KGaA	2,188,436

		Industrial Conglomerates - 1.82%
81,200		Siemens A.G. - ADR	13,536,144

		Insurance - 1.78%
15,000		Hannover Rueck SE	3,184,485
26,900		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,098,625
			13,283,110
		Pharmaceuticals - 1.52%
68,500		Merck KGaA	11,338,827

		Semiconductors & Semiconductor Equipment - 0.30%
54,000		Infineon Technologies AG	2,223,847

		Software - 1.19%
64,800		SAP SE - ADR	8,865,288

		Textiles, Apparel & Luxury Goods - 1.04%
128,600		Puma SE	7,749,475

		Trading Companies & Distributors - 1.18%
113,000		Brenntag AG	8,816,067
		Total Germany (Cost $61,200,932)	92,500,167

		Hong Kong - 1.28%
		Beverages - 0.67%
750,000		China Resources Beer Holdings Co Ltd.	4,956,167

		Capital Markets - 0.61%
120,000		Hong Kong Exchanges & Clearing Ltd.	4,546,681
		Total Hong Kong (Cost $10,115,184)	9,502,848

		India - 1.65%
		Banks - 1.65%
55,000		HDFC Bank Ltd. - ADR	3,833,500
367,480		ICICI Bank Ltd. - ADR	8,481,438
			12,314,938
		Total India (Cost $6,136,681)	12,314,938

		Ireland - 9.52%
		Chemicals - 2.39%
46,760		Linde PLC - ADR	17,819,301

		Construction Materials - 1.44%
78,000		CRH PLC - ADR	4,346,940
5,000		CRH PLC	276,572
110,000		CRH public limited company	6,068,420
			10,691,932
		Food Products - 0.42%
32,150		Kerry Group PLC	3,137,947

		Health Care Equipment & Supplies - 0.92%
77,400		Medtronic, PLC - ADR	6,818,940

		Insurance - 1.86%
40,000		Aon PLC - ADR	13,808,000

		Life Sciences Tools & Services - 1.34%
40,000		ICON PLC. - ADR (a)	10,008,000

		Passenger Airlines - 1.15%
455,000		Ryanair Holdings PLC(a)	8,581,623
		Total Ireland (Cost $45,184,880)	70,865,743

		Japan - 10.35%
		Beverages - 1.18%
227,000		Asahi Group Holdings Ltd.	8,807,561

		Chemicals - 0.45%
100,000		Shin-Etsu Chemical Co Ltd.	3,304,342

		Electronic Equipment, Instruments & Components - 2.08%
16,100		KEYENCE CORP.	7,650,023
75,000		Murata Manufacturing Co., Ltd.	4,308,070
57,000		Omron Corp.	3,499,902
			15,457,995
		Entertainment - 1.50%
220,000		Nintendo Co Ltd.	10,029,433
100,000		Nintendo Co Ltd. - ADR (a)	1,138,000
			11,167,433
		Machinery - 0.48%
92,500		FANUC Corp.	3,247,273
18,000		FANUC Corp. - ADR (a)	315,540
			3,562,813
		Professional Services - 1.49%
294,973		BayCurrent Consulting, Inc.	11,091,567

		Semiconductors & Semiconductor Equipment - 3.17%
30,000		Disco Corp.	4,756,380
1,000,000		Renesas Electronics Corp.(a)	18,872,314
			23,628,694
		Total Japan (Cost $62,309,265)	77,020,405

		Luxembourg - 1.25%
		Life Sciences Tools & Services - 1.01%
119,000		EUROFINS SCIENTIFI	7,562,213

		Personal Products - 0.24%
730,750		L’Occitane International SA	1,764,165
		Total Luxembourg (Cost $6,834,059)	9,326,378

		Netherlands - 5.92%
		Beverages - 1.14%
610,000		Davide Campari-Milano NV	8,454,142

		Financial Services - 1.09%
4,700		Adyen NV(a)	8,138,859

		Semiconductors & Semiconductor Equipment - 2.39%
11,741		ASML Holding NV - NY Shares - ADR	8,509,290
105,000		STMicroelectronics N.V.	5,236,720
80,600		STMicroelectronics N.V. - NY Shares - ADR	4,029,194
			17,775,204
		Trading Companies & Distributors - 1.30%
67,500		IMCD N.V.	9,714,017
		Total Netherlands (Cost $17,875,619)	44,082,222

		Norway - 0.62%
		Commercial Services & Supplies - 0.62%
286,000		TOMRA Systems ASA	4,601,026
		Total Norway (Cost $1,051,343)	4,601,026

		Republic of Korea - 1.51%
		Semiconductors & Semiconductor Equipment - 1.51%
80,000		Samsung Electronic Co., Ltd.	4,405,063
77,658		SK Hynix, Inc.	6,823,374
			11,228,437
		Total Republic of Korea (Cost $8,706,457)	11,228,437

		Sweden - 2.28%
		Electronic Equipment, Instruments & Components - 1.60%
966,000		HEXAGON AB	11,882,113

		Hotels, Restaurants & Leisure - 0.68%
40,000		Evolution AB	5,068,953
		Total Sweden (Cost $11,768,178)	16,951,066

		Switzerland - 6.90%
		Capital Markets - 1.12%
131,937		Julius Baer Group Ltd.	8,326,219

		Construction Materials - 0.63%
70,000		LafargeHolcim Ltd.	4,718,507

		Electrical Equipment - 1.17%
222,500		ABB Ltd. - ADR	8,733,125

		Food Products - 0.32%
20,000		Nestle SA	2,405,832

		Health Care Equipment & Supplies - 1.07%
50,000		Alcon, Inc. - ADR	4,105,500
46,000		Alcon, Inc.	3,816,270
			7,921,770
		Life Sciences Tools & Services - 1.21%
15,000		Lonza Group AG	8,965,692

		Pharmaceuticals - 1.38%
21,800		Roche Holding AG	6,659,247
95,400		Roche Holding AG - ADR	3,644,280
			10,303,527
		Total Switzerland (Cost $36,254,240)	51,374,672

		Taiwan, Province of China - 1.75%
		Semiconductors & Semiconductor Equipment - 1.75%
129,281		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,047,039
		Total Taiwan, Province of China (Cost $1,607,687)	13,047,039

		United Kingdom - 9.17%
		Aerospace & Defense - 0.70%
440,000		BAE Systems PLC	5,188,159

		Beverages - 0.94%
40,300		Diageo PLC - ADR	6,991,244

		Food Products - 0.66%
94,700		Unilever PLC - ADR	4,936,711

		Health Care Equipment & Supplies - 0.94%
143,961		Smith & Nephew PLC - ADR	4,642,742
145,000		Smith & Nephew PLC	2,339,338
			6,982,080
		Hotels, Restaurants & Leisure - 0.87%
94,100		InterContinental Hotels Group PLC	6,504,822

		Oil, Gas & Consumable Fuels - 1.01%
200,000		Shell PLC	6,024,658
25,000		Shell PLC - ADR	1,509,500
			7,534,158
		Personal Care Products - 0.42%
60,369		Unilever PLC	3,146,553

		Pharmaceuticals - 1.65%
144,000		AstraZeneca PLC - ADR	10,306,080
14,000		AstraZeneca PLC	2,006,964
			12,313,044
		Trading Companies & Distributors - 1.98%
212,000		Ashtead Group PLC	14,698,181
		Total United Kingdom (Cost $45,888,592)	68,294,952

		United States - 1.54%
		Internet & Direct Marketing Retail - 1.54%
9,700		MercadoLibre, Inc.(a)	11,490,620
		Total United States (Cost $10,820,444)	11,490,620

		TOTAL COMMON STOCKS (Cost $445,103,508)	675,681,386

		MONEY MARKET FUNDS - 3.03%
		Investment Company - 3.03%
22,575,007		The STIT-Treasury Portfolio - 5.032% (b)	22,575,007
		Total Investment Company	22,575,007

		SHORT TERM INVESTMENTS - 9.77%
		Investment Company - 9.77%
72,728,974		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.980% (b)	72,728,974
		Total Investment Company	72,728,974

		TOTAL MONEY MARKET FUNDS (Cost $95,303,981)	95,303,981

		Total Investments (Cost $540,407,489) - 103.55%	770,985,367
		Liabilities in Excess of Other Assets - (3.55)%	(26,448,609)
		TOTAL NET ASSETS - 100.00%	$744,536,758

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		The accompanying notes are an integral part of these financial statements.

As of June 30, 2023, the industry diversification was as follows:
Fair Value
Common Stocks
Aerospace & Defense	17,174,502
Banks	12,314,939
Beverages	40,046,179
Capital Markets	17,221,856
Chemicals	46,317,606
Commercial Banks	4,104,982
Commercial Services & Supplies	12,361,026
Construction & Engineering	10,573,807
Construction Materials	15,410,440
Electrical Equipment	25,240,116
Electronic Equipment, Instruments & Components	33,703,121
Entertainment	11,167,433
Financial Services	8,138,859
Food Products	10,480,490
Health Care Equipment & Supplies	27,727,524
Health Care Providers & Services	2,188,436
Hotels, Restaurants & Leisure	11,573,775
Industrial Conglomerates	13,536,143
Insurance	27,091,110
Internet & Direct Marketing Retail	11,490,620
IT Services	7,181,592
Life Sciences Tools & Services	32,280,258
Machinery	5,751,804
Oil, Gas & Consumable Fuels	7,534,158
Passenger Airlines	8,581,623
Personal Care Products	3,146,553
Personal Products	1,764,165
Pharmaceuticals	59,594,424
Professional Services	20,158,870
Road & Rail	11,138,440
Semiconductors & Semiconductor Equipment	67,903,221
Software	26,690,671
Textiles, Apparel & Luxury Goods	32,864,378
Trading Companies & Distributors	33,228,265
Total Common Stocks	675,681,386

Money Market Funds
Investment Company	22,575,007
Total Money Market Funds	22,575,007

Short Term Investments
Investment Company	72,728,974
Total Short Term Investments	72,728,974

Total Investments	770,985,367
Liabilities in Excess of Other Assets	(26,448,609)
TOTAL NET ASSETS	$744,536,758

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2023, the Fund held 69 securities where a fair value factor was applied, with a market value of $455,521,881, or 61.18% of Net Assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2023. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$220,159,504	455,521,882	-	$675,681,386
Short Term Investments	95,303,981	-	-	95,303,981
Total*	$315,463,485	$455,521,882	-	$770,985,367

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2023.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2023.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.